ORGANIZATION, CONSOLIDATION AND PRINCIPAL ACTIVITIES, Results of operations and consolidated statements of cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Subsidiary And Variable Interest Entity [Line Items]
Revenue	¥ 944,722	$ 148,247	¥ 531,915	¥ 218,656
Net income (loss)	(37,051)	(5,814)	(37,476)	(275,597)
Net cash provided by operating activities	38,214	5,996	222,986	42,627
Net cash used in investing activities	(31,951)	(5,014)	(15,906)	(2,391)
Net cash provided by (used in) financing activities	410	64	571,959	58,523
Net change in cash and cash equivalents	(6,320)	(992)	756,799	98,759
VIE
Subsidiary And Variable Interest Entity [Line Items]
Revenue	944,722	148,247	531,915	218,656
Net income (loss)	92,175	14,464	(23,486)	(275,511)
Net cash provided by operating activities	144,980	22,751	218,765	42,627
Net cash used in investing activities	(76,555)	(12,013)	(15,622)	(2,391)
Net cash provided by (used in) financing activities	97	15	(60,773)	58,523
Net change in cash and cash equivalents	¥ 68,522	$ 10,753	¥ 142,370	¥ 98,759